UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

August 31, 2011

1.805760.107

TCC-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 26.4%
	Yield (a)	Principal Amount	Value
Fannie Mae - 3.7%
10/5/11 to 12/28/11	0.09 to 0.16%	$ 1,318,252,000	$ 1,317,925,449
Federal Farm Credit Bank - 0.4%
11/29/12	0.17 (c)	141,500,000	141,455,521
Federal Home Loan Bank - 13.9%
9/7/11 to 11/15/12	0.13 to 0.41 (c)	4,963,450,000	4,963,215,945
Freddie Mac - 8.4%
9/26/11 to 11/2/12	0.09 to 0.35 (c)	3,017,694,000	3,021,762,790
TOTAL FEDERAL AGENCIES			9,444,359,705
U.S. Treasury Obligations - 7.2%

U.S. Treasury Bills - 4.9%
10/20/11 to 12/15/11	0.12 to 0.30	1,735,170,000	1,734,470,842
U.S. Treasury Notes - 2.3%
9/30/11 to 1/31/12	0.14 to 0.31	829,000,000	830,735,792
TOTAL U.S. TREASURY OBLIGATIONS			2,565,206,634
Time Deposits - 31.4%

Bank of America NA
9/1/11	0.01	1,660,000,000	1,660,000,000
Bank of Nova Scotia
9/1/11	0.07	1,400,000,000	1,400,000,000
Chase Manhattan Bank USA NA
9/1/11	0.01	300,000,000	300,000,000
Citibank NA
9/1/11	0.09	450,000,000	450,000,000
Commerzbank AG
9/1/11	0.12	1,700,000,000	1,700,000,000
Time Deposits - continued
	Yield (a)	Principal Amount	Value
Deutsche Bank AG
9/1/11	0.10%	$ 1,700,000,000	$ 1,700,000,000
DnB NOR Bank ASA
9/1/11	0.09	200,000,000	200,000,000
JPMorgan Chase & Co.
9/1/11	0.01	700,000,000	700,000,000
KBC Bank NV
9/1/11	0.10	1,400,000,000	1,400,000,000
Northern Trust Co.
9/1/11	0.01	500,000,000	500,000,000
Swedbank AB
9/1/11	0.10	1,200,000,000	1,200,000,000
TOTAL TIME DEPOSITS			11,210,000,000
Interfund Loans - 0.0%

With Spartan Extended Market Index Fund at .35% due 9/1/11 (b)	6,983,000	6,983,000
Repurchase Agreements - 35.0%
	Maturity Amount
In a joint trading account at:
0.05% dated 8/31/11 due 9/1/11:
(Collateralized by U.S. Treasury Obligations) #	$ 7,412,047,406	7,412,037,000
(Collateralized by U.S. Treasury Obligations) #	190,313,264	190,313,000
0.06% dated 8/31/11 due 9/1/11 (Collateralized by U.S. Treasury Obligations) #	106,322,186	106,322,000
0.07% dated 8/31/11 due 9/1/11 (Collateralized by U.S. Treasury Obligations) #	1,443,841,712	1,443,839,000
With:
BNP Paribas Securities Corp. at 0.23%, dated 8/31/11 due 9/1/11 (Collateralized by Corporate Obligations valued at $36,750,235, 2.63% - 7.15%, 9/17/15 - 3/15/38)	35,000,224	35,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at:
0.1%, dated 7/13/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $1,020,896,747, 0.81% - 9.5%, 9/1/11 - 6/20/60)	$ 999,172,050	$ 999,000,000
0.52%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $16,200,237)	15,000,217	15,000,000
Goldman Sachs & Co. at:
0.07%, dated 8/30/11 due 9/6/11 (Collateralized by U.S. Government Obligations valued at $709,922,761, 0.49% - 7%, 5/1/17 - 9/1/41)	696,009,473	696,000,000
0.08%, dated 8/29/11 due 9/6/11 (Collateralized by U.S. Government Obligations valued at $1,432,089,547, 2.01% - 6.5%, 3/1/19 - 9/1/41)	1,404,024,960	1,404,000,000
J.P. Morgan Securities, Inc. at 0.13%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations valued at $90,781,644, 4% - 5.5%, 1/1/38 - 9/1/41)	89,000,321	89,000,000
Mizuho Securities USA, Inc. at:
0.25%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations valued at $46,350,322, 5.86% - 7.41%, 10/20/32 - 6/20/41)	45,000,313	45,000,000
0.26%, dated 8/31/11 due 9/1/11 (Collateralized by Equity Securities valued at $31,320,259)	29,000,209	29,000,000
0.37%, dated 8/31/11 due 9/1/11 (Collateralized by U.S. Government Obligations valued at $26,780,275, 6.28% - 9.17%, 10/20/36 - 4/20/41)	26,000,267	26,000,000
TOTAL REPURCHASE AGREEMENTS		12,490,511,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $35,717,060,339)		35,717,060,339
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,074,826
NET ASSETS - 100%		$ 35,721,135,165
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,412,037,000 due 9/01/11 at 0.05%
Barclays Capital, Inc.	$ 985,395,477
Commerz Markets LLC	307,936,087
Credit Suisse Securities (USA) LLC	1,847,616,519
HSBC Securities (USA), Inc.	1,539,680,433
Merrill Lynch, Pierce, Fenner & Smith, Inc.	923,808,260
Mizuho Securities USA, Inc.	1,385,712,389
Societe Generale	421,887,835
$ 7,412,037,000
$190,313,000 due 9/01/11 at 0.05%
BNP Paribas Securities Corp.	$ 81,070,353
Barclays Capital, Inc.	80,686,391
Merrill Lynch, Pierce, Fenner & Smith, Inc.	28,556,256
$ 190,313,000
Repurchase Agreement / Counterparty	Value
$106,322,000 due 9/01/11 at 0.06%
Barclays Capital, Inc.	$ 74,425,400
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,269,489
UBS Securities LLC	23,627,111
$ 106,322,000
$1,443,839,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 343,845,355
HSBC Securities (USA), Inc.	514,858,984
ING Financial Markets LLC	5,918,304
Mizuho Securities USA, Inc.	579,216,357
$ 1,443,839,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2011, the cost of investment securities for income tax purposes was $35,717,060,339.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

August 31, 2011

1.805745.107

MCC-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value
Alabama - 4.0%
Auburn Univ. Gen. Fee Rev. Participating VRDN Series WF 11 53 C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	$ 7,030,000	$ 7,030,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.18% 9/1/11, VRDN (b)	13,500,000	13,500,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	10,000,000	10,000,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.09% 9/1/11, VRDN (b)	9,600,000	9,600,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.16% 9/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	3,000,000	3,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.15% 9/1/11, VRDN (b)	12,000,000	12,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.18% 9/1/11, VRDN (b)(c)	7,500,000	7,500,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.18% 9/1/11, VRDN (b)(c)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.18% 9/1/11, VRDN (b)(c)	95,900,000	95,900,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.18% 9/1/11, VRDN (b)(c)	20,190,000	20,190,000
		197,720,000
Alaska - 0.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.2% 9/7/11 (ConocoPhillips Guaranteed), VRDN (b)	2,000,000	2,000,000
Series 1994 C, 0.23% 9/7/11 (ConocoPhillips Guaranteed), VRDN (b)	5,000,000	5,000,000
		7,000,000
Arizona - 0.5%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.15% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	8,110,000	8,110,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.25% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	4,200,325	4,200,325
(San Martin Apts. Proj.) Series A1, 0.22% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	$ 2,750,000	$ 2,750,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series ROC II R 12311, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	1,900,000	1,900,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3708Z, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,055,000	4,055,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.38% 9/7/11, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
		23,315,325
Arkansas - 0.1%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.26% 9/7/11, LOC Fannie Mae, VRDN (b)	980,000	980,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.23% 9/7/11, LOC Royal Bank of Scotland PLC, VRDN (b)(c)	5,000,000	5,000,000
		5,980,000
California - 10.7%
Affordable Hsg. Agcy. Multi-family Hsg. Rev. (Westridge at Hilltop Apts.) Series 2003 A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)	4,395,000	4,395,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	2,035,000	2,035,000
California Edl. Facilities Auth. Rev. Participating VRDN Series BBT 2014, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	1,940,000	1,940,000
California Gen. Oblig.:
Series 2003 A3, 0.08% 9/1/11, LOC Bank of Montreal, VRDN (b)	18,000,000	18,000,000
Series 2004 A2, 0.1% 9/1/11, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	1,075,000	1,075,000
Series 2004 A3, 0.07% 9/1/11, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (b)	15,000,000	15,000,000
Series 2004 A4, 0.08% 9/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	22,550,000	22,550,000
Series 2004 B1, 0.08% 9/1/11, LOC Citibank NA, VRDN (b)	10,435,000	10,435,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
Series 2004 B2, 0.1% 9/1/11, LOC Citibank NA, VRDN (b)	$ 6,850,000	$ 6,850,000
Series 2004 B3, 0.09% 9/1/11, LOC Citibank NA, VRDN (b)	3,350,000	3,350,000
Series 2005 B6, 0.24% 9/1/11, LOC KBC Bank NV, VRDN (b)	15,990,000	15,990,000
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2011 B, 0.08% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,200,000	5,200,000
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2003 H, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	9,475,000	9,475,000
Series 2003 M, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,890,000	4,890,000
Series 2006 C, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	73,900,000	73,900,000
Series 2007 H, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,400,000	4,400,000
Series 2007 K, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	11,320,000	11,320,000
Series 2008 D, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,900,000	3,900,000
Series 2008 F, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	12,960,000	12,960,000
(Multifamily Hsg. Prog.):
Series 2001 G, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	1,775,000	1,775,000
Series 2002 C, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,610,000	5,610,000
Series 2007 H, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,400,000	6,400,000
California Infrastructure & Econ. Dev. Bank Rev.:
(Los Angeles County Museum of Natural History Foundation Proj.):
Series 2008 A, 0.1% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	5,495,000	5,495,000
Series 2008 B, 0.1% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	7,900,000	7,900,000
(Pacific Gas and Elec. Co. Proj.):
Series 2009 A, 0.08% 9/1/11, LOC Mizuho Corporate Bank Ltd., VRDN (b)	21,625,000	21,625,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Pacific Gas and Elec. Co. Proj.):
Series 2009 C, 0.14% 9/1/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	$ 5,560,000	$ 5,560,000
(The Contemporary Jewish Museum Proj.) Series 2006, 0.14% 9/1/11, LOC Bank of America NA, VRDN (b)	3,500,000	3,500,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	9,700,000	9,700,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.):
Series 1997 B, 0.08% 9/1/11, VRDN (b)	1,000,000	1,000,000
Series 2008 B, 0.08% 9/1/11, VRDN (b)	25,000,000	25,000,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.2% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,200,000	7,200,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.26% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	5,165,000	5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.16% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	18,300,000	18,300,000
Series 2001 W2, 0.16% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	31,538,000	31,538,000
Series 2001 W3, 0.16% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	18,000,000	18,000,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	7,045,000	7,045,000
(The Crossings at Elk Grove Apts.) Series H, 0.22% 9/7/11, LOC Citibank NA, VRDN (b)(c)	7,750,000	7,750,000
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.17% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,700,000	6,700,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Hollywood & Vine Apts. Proj.) Series A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	10,000,000	10,000,000
Los Angeles Dept. Arpt. Rev. Participating VRDN Series Putters 3838, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,700,000	1,700,000
Los Angeles Gen. Oblig. Participating VRDN Series Putters 3931, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,000,000	7,000,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.21% 9/7/11, LOC Citibank NA, VRDN (b)(c)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.11% 9/1/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	$ 23,900,000	$ 23,900,000
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	16,000,000	16,000,000
Orange County Apt. Dev. Rev. (Aliso Creek Proj.) Series 1992 B, 0.18% 9/7/11, LOC Freddie Mac, VRDN (b)	2,300,000	2,300,000
Orange County Irvine Coast Assessment District #88 1 0.23% 9/1/11, LOC KBC Bank NV, LOC Kredietbank NV, VRDN (b)	3,565,000	3,565,000
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.08% 9/1/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	4,400,000	4,400,000
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 0.22% 9/7/11, LOC Citibank NA, VRDN (b)(c)	8,618,000	8,618,000
San Diego Cmnty. College District Participating VRDN Series WF11 87C, 0.19% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	10,000,000	10,000,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Antonia Manor Apts. Proj.) Series 2000 E, 0.17% 9/7/11, LOC Citibank NA, VRDN (b)(c)	2,050,000	2,050,000
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.2% 9/7/11, LOC Key Bank NA, VRDN (b)(c)	6,000,000	6,000,000
San Pablo Redev. Agcy. 0.11% 9/1/11, LOC Union Bank of California, VRDN (b)	2,450,000	2,450,000
Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	4,925,000	4,925,000
		528,536,000
Colorado - 0.6%
Colorado Hsg. & Fin. Auth.:
Series 2002 B3, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	3,900,000	3,900,000
Series 2002 C3, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	1,000,000	1,000,000
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series 2008 A3, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,750,000	7,750,000
Municipal Securities - continued
	Principal Amount	Value
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	$ 12,500,000	$ 12,500,000
Series ROC II R 11918, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	3,345,000	3,345,000
		28,495,000
Connecticut - 1.0%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.6% tender 9/6/11, CP mode	5,400,000	5,400,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Edgehill Proj.) Series 2000 C, 0.16% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	9,700,000	9,700,000
(Greater Hartford YMCA Proj.) Series 2008 B, 0.16% 9/1/11, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
(Yale Univ. Proj.):
Series V1, 0.05% 9/1/11, VRDN (b)	1,350,000	1,350,000
Series V2, 0.07% 9/1/11, VRDN (b)	1,300,000	1,300,000
Series Y3, 0.05% 9/1/11, VRDN (b)	9,700,000	9,700,000
Participating VRDN:
Series BBT 08 32, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(d)	9,500,000	9,500,000
Series Putters 2862, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,735,000	7,735,000
		47,685,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.45% 9/7/11, VRDN (b)	5,800,000	5,800,000
Series 1999 B, 0.53% 9/7/11, VRDN (b)(c)	1,100,000	1,100,000
		6,900,000
District Of Columbia - 1.4%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.13% 9/1/11, LOC Bank of America NA, VRDN (b)	14,800,000	14,800,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.13% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	39,000,000	39,000,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series DB 505, 0.26% 9/7/11 (Liquidity Facility Deutsche Bank AG) (b)(c)(d)	$ 3,330,000	$ 3,330,000
Series Putters 1691, 0.26% 9/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	435,000	435,000
Series 2009 D2, 0.13% 9/1/11, LOC Bank of America NA, VRDN (b)	13,290,000	13,290,000
		70,855,000
Florida - 9.2%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.):
Series 2007, 0.12% 9/1/11, LOC Bank of Scotland PLC, VRDN (b)	18,715,000	18,715,000
Series A, 0.12% 9/1/11, LOC Bank of Scotland PLC, VRDN (b)	14,310,000	14,310,000
Brevard County Indl. Dev. Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.13% 9/1/11 (AGL Resources, Inc. Guaranteed), LOC Bank of Tokyo-Mitsubishi, VRDN (b)(c)	20,000,000	20,000,000
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.17% 9/1/11, LOC Bank of America NA, VRDN (b)	10,600,000	10,600,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.19% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	28,865,000	28,865,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.48% 9/7/11, LOC Bank of America NA, VRDN (b)(c)	2,360,000	2,360,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.12% 9/1/11, VRDN (b)	8,500,000	8,500,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series WF11 60 C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	7,555,000	7,555,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clascona Groves Apts. Proj.) Series A, 0.19% 9/7/11, LOC Citibank NA, VRDN (b)(c)	3,080,000	3,080,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.23% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	6,660,000	6,660,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.19% 9/7/11, LOC Citibank NA, VRDN (b)(c)	13,580,000	13,580,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.26% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	6,500,000	6,500,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.17% 9/1/11, LOC Bank of America NA, VRDN (b)	$ 56,300,000	$ 56,300,000
Fort Myers Util. Sys. Rev. Series 2009, 0.27% 9/7/11, LOC Bank of America NA, VRDN (b)	4,500,000	4,500,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 F, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	11,000,000	11,000,000
Jacksonville FL Spl. Rev. Participating VRDN Series Putters 3918, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,900,000	3,900,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2004, 0.17% 9/1/11, LOC Bank of America NA, VRDN (b)	20,500,000	20,500,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.12% 9/1/11, VRDN (b)	49,500,000	49,500,000
Lee Memorial Health Sys. Hosp. Rev.:
Series 2009 A, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	3,465,000	3,465,000
Series 2009 B, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	4,195,000	4,195,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.14% 9/1/11, VRDN (b)	16,160,000	16,160,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.15% 9/1/11, VRDN (b)	73,600,000	73,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.33% 9/7/11, LOC Bank of America NA, VRDN (b)(c)	4,100,000	4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.23% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.23% 9/7/11, LOC Freddie Mac, VRDN (b)(c)	755,000	755,000
(Wtr. View Club Proj.) Series 1997 D, 0.19% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	1,945,000	1,945,000
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.21% 9/7/11, LOC Northern Trust Co., VRDN (b)	3,000,000	3,000,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.1% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	16,200,000	16,200,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.): - continued
Series 2009 B, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 1,800,000	$ 1,800,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.14% 9/1/11, VRDN (b)	4,480,000	4,480,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	5,785,000	5,785,000
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	8,000,000	8,000,000
Tallahassee Energy Sys. Rev. Participating VRDN Series MS 3273 X, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	6,500,000	6,500,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.21% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	9,000,000	9,000,000
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	5,205,000	5,205,000
		454,315,000
Georgia - 2.3%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	5,485,000	5,485,000
Series 2005 B, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	11,175,000	11,175,000
Atlanta Tax Allocation (Westside Proj.):
Series 2005 B, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	5,465,000	5,465,000
Series 2008, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	4,000,000	4,000,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.2% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.19% 9/1/11, VRDN (b)(c)	12,000,000	12,000,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.34% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.19% 9/1/11, VRDN (b)	$ 18,890,000	$ 18,890,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.17% 9/1/11, VRDN (b)	23,200,000	23,200,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	8,195,000	8,195,000
Private Colleges & Univs. Auth. Rev.:
(Mercer Univ. Proj.) 0.2% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)	8,365,000	8,365,000
Participating VRDN Series WF 11 95C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,865,000	4,865,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.17% 9/7/11, LOC Fannie Mae, VRDN (b)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.95% 9/7/11, VRDN (b)(c)	1,100,000	1,100,000
		111,245,000
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11910, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	2,650,000	2,650,000
Idaho - 0.6%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2001 A, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,700,000	2,700,000
Series 2002 A, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,710,000	7,710,000
Series 2002 B1, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,160,000	6,160,000
Series 2002 E, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,805,000	7,805,000
Series 2003 C, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,405,000	6,405,000
		30,780,000
Illinois - 5.0%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.19% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	1,315,000	1,315,000
Chicago Board of Ed.:
Series 2010 A, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	2,725,000	2,725,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago Board of Ed.: - continued
Series 2010 B, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,000,000	$ 1,000,000
Chicago Gen. Oblig. (Neighborhoods Alive 21 Prog.) Series 2002 B5, 0.14% 9/1/11, LOC Northern Trust Co., VRDN (b)	4,100,000	4,100,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 0.16% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	52,000,000	52,000,000
Series 1998 B, 0.16% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	49,000,000	49,000,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 0.24% 9/7/11, LOC Bayerische Landesbank Girozentrale, VRDN (b)(c)	3,900,000	3,900,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.13% 9/1/11, LOC BMO Harris Bank NA, VRDN (b)	3,900,000	3,900,000
Series 2008 C3, 0.13% 9/1/11, LOC Northern Trust Co., VRDN (b)	57,400,000	57,400,000
Illinois Fin. Auth. Rev.:
(Illinois College Proj.) 0.21% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,285,000	7,285,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	8,600,000	8,600,000
(Provena Health Proj.):
Series 2010 C, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	4,000,000	4,000,000
Series 2010 D, 0.16% 9/7/11, LOC Union Bank of California, VRDN (b)	11,165,000	11,165,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 D2, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	2,800,000	2,800,000
Participating VRDN Series Putters 3302, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,155,000	4,155,000
Series 2011 B, 0.09% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	13,600,000	13,600,000
Illinois Fin. Auth. Solid Waste Rev. (Air Products & Chemicals, Inc. Proj.) Series 2005, 0.09% 9/1/11, VRDN (b)(c)	8,900,000	8,900,000
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.21% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	10,000,000	10,000,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	4,000,000	4,000,000
		249,845,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - 1.0%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 I, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 3,000,000	$ 3,000,000
Series 2008 J, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	7,000,000	7,000,000
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.12% 9/1/11, LOC Branch Banking & Trust Co., VRDN (b)	25,645,000	25,645,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series A, 0.13% 9/1/11, LOC Comerica Bank, VRDN (b)	11,980,000	11,980,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.):
Series A, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,300,000	1,300,000
Series B, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,755,000	2,755,000
		51,680,000
Iowa - 1.0%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	11,750,000	11,750,000
Series 2009 B, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	15,305,000	15,305,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.23% 9/7/11, VRDN (b)(c)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.12% 9/1/11, LOC Northern Trust Co., VRDN (b)	8,500,000	8,500,000
		47,555,000
Kansas - 0.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.31% 9/7/11, LOC Bank of America NA, VRDN (b)(c)	6,900,000	6,900,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	4,575,000	4,575,000
		11,475,000
Kentucky - 1.7%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.2% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - continued
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 0.2% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	$ 10,000,000	$ 10,000,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.21% 9/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.21% 9/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,750,000	2,750,000
Series 1993 B, 0.21% 9/7/11 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.25% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B2, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	14,900,000	14,900,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.2% 9/7/11, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (b)(c)	1,300,000	1,300,000
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	3,550,000	3,550,000
Louisville & Jefferson County Series 2011 B, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	13,000,000	13,000,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 B, 0.15% 9/1/11 (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	26,700,000	26,700,000
		83,000,000
Louisiana - 4.1%
Lake Charles Hbr. & Rev. District (Conoco, Inc. Proj.) Series 1999 B, 0.19% 9/7/11, VRDN (b)(c)	3,400,000	3,400,000
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.19% 9/7/11, VRDN (b)(c)	900,000	900,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11888X, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	5,975,000	5,975,000
Series Solar 06 150, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	20,530,000	20,530,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	600,000	600,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.13% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 47,100,000	$ 47,100,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2007 A, 0.08% 9/1/11, VRDN (b)	25,000,000	25,000,000
Series 2009 A, 0.16% 9/7/11, VRDN (b)	2,400,000	2,400,000
Series A, 0.08% 9/1/11, VRDN (b)	9,615,000	9,615,000
0.07% 9/1/11, VRDN (b)	5,200,000	5,200,000
0.07% 9/1/11, VRDN (b)	6,505,000	6,505,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.15% 9/1/11, VRDN (b)(c)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.16% 9/1/11, VRDN (b)(c)	26,400,000	26,400,000
Series 1993, 0.15% 9/1/11, VRDN (b)(c)	22,000,000	22,000,000
		203,625,000
Maryland - 1.5%
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.):
Series 2008 A, 0.17% 9/1/11, LOC Bank of America NA, VRDN (b)	15,155,000	15,155,000
Series 2008 B, 0.17% 9/1/11, LOC Bank of America NA, VRDN (b)	15,235,000	15,235,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	27,300,000	27,300,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.22% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	3,000,000	3,000,000
Montgomery County Hsg. Opportunities Commission Multifamily Hsg. Rev. Series 2004 D, 0.22% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	12,705,000	12,705,000
		73,395,000
Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev.:
(Olin College Proj.) Series 2008 C2, 0.12% 9/1/11, LOC RBS Citizens NA, VRDN (b)	5,000,000	5,000,000
Participating VRDN Series Putters 3867, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 J2, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 21,400,000	$ 21,400,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) 0.9% tender 9/7/11, CP mode	5,800,000	5,800,000
		39,200,000
Michigan - 1.6%
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.15% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	21,200,000	21,200,000
Series 2009 B, 0.15% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	2,500,000	2,500,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	895,000	895,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	3,800,000	3,800,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series MS 3244, 0.22% 9/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	12,455,000	12,455,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	10,700,000	10,700,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Ascension Health Cr. Group Proj.) Series 2007 V1, 0.08% 9/1/11, VRDN (b)	15,330,000	15,330,000
(Majestic Ind., Inc. Proj.) 0.36% 9/7/11, LOC Comerica Bank, VRDN (b)(c)	1,300,000	1,300,000
Wayne County Arpt. Auth. Rev. 0.17% 9/7/11, LOC PNC Bank NA, VRDN (b)(c)	12,000,000	12,000,000
		80,180,000
Minnesota - 1.4%
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 0.15% 9/1/11, LOC Bank of America NA, VRDN (b)(c)	22,195,000	22,195,000
(Regatta Commons Proj.) Series A, 0.36% 9/7/11, LOC Bank of America NA, VRDN (b)(c)	25,155,000	25,155,000
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.26% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	4,325,000	4,325,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - continued
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.3% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	$ 1,400,000	$ 1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	3,450,000	3,450,000
Minnesota Office of Higher Ed. Series 2008 B, 0.19% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	5,750,000	5,750,000
Plymouth Multifamily Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.3% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	1,850,000	1,850,000
St. Paul City Port Auth. District Heating Rev. Series 2009 8R, 0.2% 9/7/11, LOC Deutsche Bank AG, VRDN (b)(c)	2,060,000	2,060,000
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	3,500,000	3,500,000
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.2% 9/7/11, LOC Deutsche Bank AG, VRDN (b)(c)	1,350,000	1,350,000
		71,035,000
Mississippi - 0.6%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 0.16% 9/1/11, VRDN (b)(c)	18,100,000	18,100,000
Mississippi Bus. Fin. Corp. (Chevron USA, Inc. Proj.) Series 2007 A, 0.06% 9/1/11 (Chevron Corp. Guaranteed), VRDN (b)	12,700,000	12,700,000
		30,800,000
Missouri - 1.9%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.12% 9/1/11, VRDN (b)	5,860,000	5,860,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.13% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	5,265,000	5,265,000
Series 2008 A2, 0.09% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	10,500,000	10,500,000
(Washington Univ. Proj.) Series 2003 B, 0.06% 9/1/11 (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (b)	2,150,000	2,150,000
Series 2011 B, 0.17% 9/1/11, LOC Bank of America NA, VRDN (b)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group, Inc. Proj.) Series 2009, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 49,475,000	$ 49,475,000
(SSM Health Care Proj.) Series 2010 E, 0.1% 9/1/11, LOC PNC Bank NA, VRDN (b)	18,380,000	18,380,000
		95,130,000
Montana - 0.2%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,800,000	2,800,000
Montana Board Invt. Resource Recovery Rev. (Colstrip Proj.) Series 1989, 0.2% 9/7/11, LOC Union Bank of California, VRDN (b)(c)	5,700,000	5,700,000
		8,500,000
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,200,000	7,200,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
Omaha Spl. Oblig. Participating VRDN Series DB 713, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	4,025,000	4,025,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.2% 9/7/11, VRDN (b)(c)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.16% 9/7/11 (Cargill, Inc. Guaranteed) (Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(c)	4,600,000	4,600,000
		21,025,000
Nevada - 1.3%
Clark County Arpt. Rev.:
Series 2008 C1, 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	21,150,000	21,150,000
Series 2008 D 2A, 0.16% 9/7/11, LOC Citibank NA, VRDN (b)	1,900,000	1,900,000
Series 2008 D 2B, 0.16% 9/7/11, LOC Royal Bank of Canada, VRDN (b)	1,900,000	1,900,000
Series 2008 D1, 0.16% 9/7/11, LOC Citibank NA, VRDN (b)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.26% 9/7/11, LOC Bank of America NA, VRDN (b)(c)	$ 4,900,000	$ 4,900,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.17% 9/7/11, LOC Union Bank of California, VRDN (b)	5,600,000	5,600,000
Las Vegas Gen. Oblig. Series 2006 C, 0.13% 9/1/11, LOC Lloyds TSB Bank PLC, VRDN (b)	17,430,000	17,430,000
		64,880,000
New Hampshire - 0.5%
Manchester Arpt. Rev. Series 2008, 0.25% 9/7/11, LOC RBS Citizens NA, VRDN (b)(c)	7,500,000	7,500,000
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.75% tender 9/12/11, CP mode (c)	10,500,000	10,500,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.38% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	4,925,000	4,925,000
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011 B, 0.23% 9/7/11, LOC Royal Bank of Canada, VRDN (b)(c)	4,000,000	4,000,000
		26,925,000
New Mexico - 0.5%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	24,400,000	24,400,000
New York - 6.6%
New York City Gen. Oblig.:
Series 2004 H1, 0.1% 9/1/11, LOC Bank of New York, New York, VRDN (b)	5,640,000	5,640,000
Series 2004 H4, 0.1% 9/1/11, LOC Bank of New York, New York, VRDN (b)	35,120,000	35,120,000
Series 2004 H7, 0.2% 9/1/11, LOC KBC Bank NV, VRDN (b)	2,900,000	2,900,000
Series 2006 I5, 0.12% 9/1/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	7,490,000	7,490,000
Series 2006 I6, 0.12% 9/1/11, LOC California Teachers Retirement Sys., VRDN (b)	1,700,000	1,700,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Brookhaven Apts. Proj.) Series A, 0.18% 9/7/11, LOC Citibank NA, VRDN (b)(c)	3,300,000	3,300,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.15% 9/7/11, LOC Freddie Mac, VRDN (b)(c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.15% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	$ 8,000,000	$ 8,000,000
(Rivereast Apts. Proj.) Series A, 0.16% 9/7/11, LOC Freddie Mac, VRDN (b)(c)	45,850,000	45,850,000
(West 43rd Street Proj.) Series 1999 A, 0.15% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	5,000,000	5,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3231Z, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,175,000	7,175,000
Series 2003 F2, 0.14% 9/1/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	3,800,000	3,800,000
Series 2006 AA1, 0.11% 9/1/11 (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	16,900,000	16,900,000
Series 2008 B3, 0.12% 9/1/11 (Liquidity Facility Bank of America NA), VRDN (b)	1,000,000	1,000,000
Series 2008 BB3, 0.19% 9/1/11 (Liquidity Facility BNP Paribas SA), VRDN (b)	7,235,000	7,235,000
Series 2011 DD-1, 0.08% 9/1/11 (Liquidity Facility TD Banknorth, NA), VRDN (b)	42,125,000	42,125,000
Series 2011 DD-3B, 0.13% 9/1/11 (Liquidity Facility California Teachers Retirement Sys.), VRDN (b)	3,250,000	3,250,000
Series FF, 0.21% 9/1/11 (Liquidity Facility KBC Bank NV), VRDN (b)	40,000,000	40,000,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3545, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,860,000	5,860,000
Series ROC II R 11902, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	3,800,000	3,800,000
Series ROC II R 11903, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	3,200,000	3,200,000
Series C, 0.1% 9/1/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (b)	8,000,000	8,000,000
New York Dorm. Auth. Revs.:
(Pratt Institute Proj.) Series 2009 A, 0.18% 9/7/11, LOC TD Banknorth, NA, VRDN (b)	9,300,000	9,300,000
Participating VRDN:
Series EGL 07 0002, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	12,000,000	12,000,000
Series EGL 07 0066, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	15,000,000	15,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series ROC II R 11535, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	$ 1,140,000	$ 1,140,000
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.) Series 2000 A, 0.16% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	3,000,000	3,000,000
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 0.17% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	5,800,000	5,800,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.21% 9/7/11, LOC Freddie Mac, VRDN (b)(c)	8,700,000	8,700,000
(West 33rd Street Hsg. Proj.) Series A, 0.15% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	8,700,000	8,700,000
(West 37th St. Hsg. Proj.) Series 2009 A, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	3,500,000	3,500,000
		327,485,000
North Carolina - 2.0%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.16% 9/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	5,055,000	5,055,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 H, 0.06% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	10,780,000	10,780,000
Series B, 0.06% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,300,000	1,300,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.24% 9/1/11, VRDN (b)(c)	4,000,000	4,000,000
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.23% 9/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (b)	4,840,000	4,840,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 7050060, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	23,150,000	23,150,000
Series Putters 3248, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,550,000	3,550,000
Series Putters 3333, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,500,000	1,500,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)	300,000	300,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Wake Forest Univ. Proj.) Series 2008 D, 0.14% 9/1/11, LOC Bank of America NA, VRDN (b)	$ 22,415,000	$ 22,415,000
(WakeMed Proj.) Series 2009 B, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	7,000,000	7,000,000
Piedmont Triad Arpt. Auth. Series 2008 B, 0.22% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)(c)	8,300,000	8,300,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.28% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)(c)	2,450,000	2,450,000
Wake County Gen. Oblig. Series 2003 C, 0.16% 9/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	3,440,000	3,440,000
		98,080,000
Ohio - 1.4%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.14% 9/1/11, LOC Bank of America NA, VRDN (b)	8,500,000	8,500,000
Series 2008 B, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	4,200,000	4,200,000
Series 2010 C, 0.06% 9/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)	2,000,000	2,000,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.18% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	3,605,000	3,605,000
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.15% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	8,700,000	8,700,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.43% 9/7/11, VRDN (b)	5,000,000	5,000,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.19% 9/7/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,700,000	1,700,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.11% 9/1/11, VRDN (b)	9,950,000	9,950,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3551, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,435,000	10,435,000
Series Putters 3552, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,940,000	5,940,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hosp. Facilities Rev. Participating VRDN: - continued
Series Putters 3558, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 1,200,000	$ 1,200,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	1,236,000	1,236,000
(FirstEnergy Corp. Proj.) Series 2006 A, 0.06% 9/1/11, LOC UBS AG, VRDN (b)	2,700,000	2,700,000
Series 2010 C, 0.1% 9/1/11, LOC UBS AG, VRDN (b)	4,000,000	4,000,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 0.15% 9/1/11, LOC PNC Bank NA, VRDN (b)(c)	1,000,000	1,000,000
		70,166,000
Oklahoma - 0.3%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 0.17% 9/1/11, LOC Bank of America NA, VRDN (b)	3,000,000	3,000,000
Oklahoma Dev. Fin. Auth. Rev. (ConocoPhillips Co. Proj.) 0.19% 9/7/11, VRDN (b)(c)	9,300,000	9,300,000
		12,300,000
Oregon - 3.2%
Medford Hosp. Facilities Auth. Rev. (Rogue Valley Manor Proj.) Series 2009, 0.09% 9/1/11, LOC Wells Fargo Bank NA, VRDN (b)	5,100,000	5,100,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.15% 9/1/11, LOC Bank of Scotland PLC, VRDN (b)	134,825,000	134,825,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.23% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,400,000	1,400,000
Oregon Gen. Oblig. Participating VRDN Series WF11 57 C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	5,925,000	5,925,000
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.21% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,735,000	1,735,000
Port of Portland Arpt. Rev. Series Eighteen A, 0.15% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	7,645,000	7,645,000
		156,630,000
Pennsylvania - 3.5%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (b)	8,750,000	8,750,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2001 B, 0.11% 9/1/11, LOC PNC Bank NA, VRDN (b)	$ 4,000,000	$ 4,000,000
Series 2008 B, 0.15% 9/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	26,495,000	26,495,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.25% 9/7/11, LOC PNC Bank NA, VRDN (b)(c)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) Series 2005 B, 0.09% 9/1/11, LOC UBS AG, VRDN (b)	10,100,000	10,100,000
Chester County Indl. Dev. Auth. Student Hsg. Rev.:
(Univ. Student Hsg., LLC Proj. at West Chester Univ.) Series 2003, 0.18% 9/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	11,700,000	11,700,000
Series 2008 A, 0.26% 9/7/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,480,000	4,480,000
Chester County Intermediate Unit Rev. Series 2003, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (b)	1,500,000	1,500,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 B, 0.17% 9/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,975,000	2,975,000
Series 2008, 0.17% 9/1/11, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,190,000	1,190,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.1% 9/1/11 (United Parcel Svc., Inc. Guaranteed), VRDN (b)	16,700,000	16,700,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.21% 9/7/11, LOC PNC Bank NA, VRDN (b)	8,755,000	8,755,000
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.16% 9/1/11, LOC Bank of America NA, VRDN (b)	5,645,000	5,645,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.22% 9/7/11, LOC Fannie Mae, VRDN (b)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 0.34% 9/7/11, LOC PNC Bank NA, VRDN (b)(c)	300,000	300,000
Series 2004 D3, 0.34% 9/7/11, LOC PNC Bank NA, VRDN (b)(c)	400,000	400,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.21% 9/7/11, LOC TD Banknorth, NA, VRDN (b)	2,055,000	2,055,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.19% 9/7/11, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	$ 8,415,000	$ 8,415,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2004 83C, 0.16% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,105,000	6,105,000
Series 2004 85B, 0.16% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,770,000	6,770,000
Series 2004 85C, 0.16% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,500,000	6,500,000
Series 2005-91B, 0.15% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,900,000	4,900,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	2,900,000	2,900,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) Series 2002, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (b)	13,860,000	13,860,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.11% 9/1/11, LOC PNC Bank NA, VRDN (b)	15,060,000	15,060,000
		175,485,000
Rhode Island - 0.7%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.21% 9/7/11, LOC Bank of America NA, VRDN (b)	2,600,000	2,600,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.16% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	10,000,000	10,000,000
Series 2008 B3, 0.16% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	7,000,000	7,000,000
Series 2008 B4, 0.16% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	13,000,000	13,000,000
		32,600,000
South Carolina - 0.9%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.29% 9/7/11, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.24% 9/1/11, VRDN (b)(c)	9,500,000	9,500,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.25% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)(c)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.: - continued
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.25% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)(c)	$ 5,465,000	$ 5,465,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Solar 07 70, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	20,405,000	20,405,000
		46,370,000
Tennessee - 7.4%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.18% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)	1,445,000	1,445,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	21,425,000	21,425,000
Series 2003, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	31,030,000	31,030,000
Series 2004, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	17,680,000	17,680,000
Series 2005, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	36,800,000	36,800,000
Series 2008, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	146,770,000	146,770,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 0.15% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,500,000	10,500,000
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.26% 9/7/11, LOC Rabobank Nederland, VRDN (b)(c)	2,000,000	2,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.35% 9/7/11, LOC Bank of America NA, VRDN (b)	1,200,000	1,200,000
Series 2002, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	31,725,000	31,725,000
Series 2004, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	29,100,000	29,100,000
Series 2006, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	38,150,000	38,150,000
		367,825,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 10.1%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.23% 9/7/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 5,000,000	$ 5,000,000
Series 2005 4, 0.22% 9/7/11, LOC Royal Bank of Canada New York Branch, VRDN (b)(c)	7,125,000	7,125,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	5,555,000	5,555,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.16% 9/1/11, LOC Citibank NA, VRDN (b)(c)	62,000,000	62,000,000
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.16% 9/1/11, LOC Citibank NA, VRDN (b)(c)	27,100,000	27,100,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.16% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,300,000	12,300,000
Series 2002 A:
0.16% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
0.18% 9/1/11, LOC Bank of America NA, VRDN (b)(c)	10,200,000	10,200,000
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,445,000	6,445,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.24% 9/7/11, LOC PNC Bank NA, VRDN (b)(c)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.19% 9/7/11, LOC Citibank NA, VRDN (b)(c)	13,865,000	13,865,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.21% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,620,000	6,620,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	6,400,000	6,400,000
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	10,000,000	10,000,000
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	6,895,000	6,895,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1993 B, 0.22% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	18,000,000	18,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Greater East Texas Higher Ed. Auth. Student Ln. Rev.: - continued
Series 1995 B, 0.22% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)(c)	$ 8,000,000	$ 8,000,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 0.22% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)(c)	10,250,000	10,250,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Proj.) Series 2002, 0.06% 9/1/11 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	25,000,000	25,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	5,900,000	5,900,000
Series 2008 C, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	9,700,000	9,700,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	3,050,000	3,050,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.23% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	6,900,000	6,900,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.16% 9/1/11, VRDN (b)(c)	124,700,000	124,700,000
Houston Gen. Oblig. Series A, 0.23% 9/2/11, LOC Union Bank of California, CP	4,400,000	4,400,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 B, 0.07% 9/1/11, VRDN (b)	11,590,000	11,590,000
Lovejoy Independent School District Participating VRDN Series DB 514, 0.24% 9/7/11 (Liquidity Facility Deutsche Bank AG) (b)(d)	3,200,000	3,200,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.33% 9/7/11, LOC Bank of America NA, VRDN (b)(c)	8,610,000	8,610,000
North East Texas Independent School District Participating VRDN Series Solar 07 101, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,385,000	8,385,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.23% 9/7/11, VRDN (b)(c)	13,840,000	13,840,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2002, 0.19% 9/7/11, VRDN (b)(c)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.): - continued
Series 2005, 0.08% 9/1/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	$ 1,100,000	$ 1,100,000
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.16% 9/7/11, VRDN (b)	26,000,000	26,000,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 0.2% 9/7/11, LOC Cr. Suisse Group, VRDN (b)(c)	3,500,000	3,500,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,700,000	1,700,000
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 0.34% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	600,000	600,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	2,900,000	2,900,000
		500,030,000
Utah - 1.7%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	7,300,000	7,300,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 A, 0.13% 9/1/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,885,000	8,885,000
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,800,000	3,800,000
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,515,000	6,515,000
Series 2002 E, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,125,000	5,125,000
Series 2004 C, 0.21% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,085,000	5,085,000
Series 2004 D, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	8,875,000	8,875,000
Series 2004 F, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	2,400,000	2,400,000
Series 2005 A, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	6,060,000	6,060,000
Series 2005 F, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,185,000	7,185,000
Series 2005 H, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,690,000	4,690,000
Municipal Securities - continued
	Principal Amount	Value
Utah - continued
Utah Hsg. Corp. Single Family Mtg. Rev.: - continued
Series 2006 F, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	$ 8,130,000	$ 8,130,000
Utah Hsg. Fin. Agcy. Series 2000 C, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	4,730,000	4,730,000
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.2% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	6,050,000	6,050,000
		84,830,000
Virginia - 2.0%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.19% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)	7,900,000	7,900,000
Series 2008 B, 0.19% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)	6,000,000	6,000,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.35% 9/7/11, LOC RBC Centura Bank, Rocky Mount, VRDN (b)(c)	700,000	700,000
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.15% 9/7/11, LOC Citibank NA, VRDN (b)	4,295,000	4,295,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.17% 9/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	8,645,000	8,645,000
Series 1994 B, 0.17% 9/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,000,000	9,000,000
Series 1995, 0.13% 9/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	7,500,000	7,500,000
Series 1996 A, 0.13% 9/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,200,000	9,200,000
Series 1997, 0.13% 9/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (b)(c)	9,300,000	9,300,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.15% 9/7/11, LOC Citibank NA, VRDN (b)	13,530,000	13,530,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.39% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	1,900,000	1,900,000
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 10410, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	1,870,000	1,870,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 B, 0.12% 9/1/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 14,580,000	$ 14,580,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.34% 9/7/11 (Liquidity Facility Bank of America NA) (b)(c)(d)	5,600,000	5,600,000
		100,020,000
Washington - 1.5%
King County Gen. Oblig. Participating VRDN Series Putters 3924, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	8,400,000	8,400,000
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (b)(d)	2,200,000	2,200,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.15% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	17,895,000	17,895,000
Washington Health Care Facilities Auth. (Fred Hutchinson Cancer Ctr. Proj.) Series 2011 C, 0.18% 9/1/11, LOC Bank of America NA, VRDN (b)	12,070,000	12,070,000
Washington Health Care Facilities Auth. Rev. (Southwest Washington Med. Ctr.) Series 2008 A, 0.2% 9/7/11, LOC Union Bank of California, VRDN (b)	6,800,000	6,800,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.22% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	2,500,000	2,500,000
(Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.22% 9/7/11, LOC Fannie Mae, VRDN (b)(c)	17,640,000	17,640,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)	4,900,000	4,900,000
		72,405,000
West Virginia - 1.3%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 B, 0.17% 9/7/11, LOC Deutsche Bank AG, VRDN (b)(c)	4,815,000	4,815,000
Series 1990 C, 0.17% 9/7/11, LOC Deutsche Bank AG, VRDN (b)(c)	10,000,000	10,000,000
Series 1990 D, 0.17% 9/7/11, LOC Deutsche Bank AG, VRDN (b)(c)	2,200,000	2,200,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)	13,000,000	13,000,000
Municipal Securities - continued
	Principal Amount	Value
West Virginia - continued
West Virginia Hosp. Fin. Auth. Hosp. Rev.: - continued
(West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.17% 9/1/11, LOC Bank of America NA, VRDN (b)	$ 11,215,000	$ 11,215,000
(West Virginia United Health Sys. Proj.):
Series 2008 B, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	18,515,000	18,515,000
Series 2009 B, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (b)	4,700,000	4,700,000
		64,445,000
Wisconsin - 1.4%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.18% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,100,000	10,100,000
Wisconsin Gen. Oblig. Participating VRDN Series WF 11-14C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,000,000	4,000,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.1% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,050,000	5,050,000
(Lutheran College Proj.) 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	16,100,000	16,100,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.15% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	8,280,000	8,280,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	5,800,000	5,800,000
Series 2008 B, 0.15% 9/1/11, LOC JPMorgan Chase Bank, VRDN (b)	13,755,000	13,755,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2002 I, 0.21% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,900,000	3,900,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2007 C, 0.24% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	3,275,000	3,275,000
		70,260,000
Wyoming - 0.9%
Kemmerer Poll Cont. Rev. 0.05% 9/1/11, VRDN (b)	4,400,000	4,400,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.24% 9/7/11, LOC Wells Fargo Bank NA, VRDN (b)(c)	3,500,000	3,500,000
Lincoln County Poll. Cont. Rev.:
(Exxon Co. Proj.) Series 1984 B, 0.05% 9/1/11, VRDN (b)	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - continued
Lincoln County Poll. Cont. Rev.: - continued
(Exxon Corp. Proj.) Series 1984 D, 0.05% 9/1/11, VRDN (b)	$ 3,000,000	$ 3,000,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 B, 0.06% 9/1/11 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	11,000,000	11,000,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2002-8, 0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	5,000,000	5,000,000
0.23% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(c)	7,600,000	7,600,000
		42,500,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,919,557,325)		4,919,557,325
NET OTHER ASSETS (LIABILITIES) - 0.7%		34,191,426
NET ASSETS - 100%		$ 4,953,748,751
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,250,000 or 0.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2011, the cost of investment securities for income tax purposes was $4,919,557,325.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Securities Lending
Cash Central Fund

August 31, 2011

1.805768.107

CCC-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 27.0%
	Yield (a)	Principal Amount	Value
Fannie Mae - 3.9%
10/5/11 to 12/28/11	0.09 to 0.16%	$ 654,044,000	$ 653,882,271
Federal Farm Credit Bank - 0.4%
11/29/12	0.17 (b)	70,000,000	69,977,996
Federal Home Loan Bank - 14.9%
9/7/11 to 11/15/12	0.13 to 0.41 (b)	2,470,400,000	2,470,279,697
Freddie Mac - 7.8%
9/26/11 to 11/2/12	0.09 to 0.35 (b)	1,295,625,000	1,297,125,616
TOTAL FEDERAL AGENCIES			4,491,265,580
U.S. Treasury Obligations - 7.3%

U.S. Treasury Bills - 4.5%
10/20/11 to 11/17/11	0.12 to 0.28	746,000,000	745,736,324
U.S. Treasury Notes - 2.8%
9/30/11 to 1/31/12	0.14 to 0.31	461,000,000	461,984,067
TOTAL U.S. TREASURY OBLIGATIONS			1,207,720,391
Time Deposits - 28.2%

Bank of America NA
9/1/11	0.01	300,000,000	300,000,000
Bank of Nova Scotia
9/1/11	0.07	600,000,000	600,000,000
Commerzbank AG
9/1/11	0.12	800,000,000	800,000,000
Deutsche Bank AG
9/1/11	0.10	800,000,000	800,000,000
JPMorgan Chase & Co.
9/1/11	0.01	600,000,000	600,000,000
KBC Bank NV
9/1/11	0.10	600,000,000	600,000,000
Northern Trust Co.
9/1/11	0.01	500,000,000	500,000,000
Swedbank AB
9/1/11	0.10	500,000,000	500,000,000
TOTAL TIME DEPOSITS			4,700,000,000
Repurchase Agreements - 37.5%
	Maturity Amount	Value
In a joint trading account at:
0.05% dated 8/31/11 due 9/1/11 (Collateralized by U.S. Treasury Obligations) #	$ 2,000,002,808	$ 2,000,000,000
0.06% dated 8/31/11 due 9/1/11 (Collateralized by U.S. Treasury Obligations) #	91,073,159	91,073,000
0.07% dated 8/31/11 due 9/1/11 (Collateralized by U.S. Treasury Obligations) #	2,607,504,898	2,607,500,000
With:
BNP Paribas Securities Corp. at 0.23%, dated 8/31/11 due 9/1/11 (Collateralized by Corporate Obligations valued at $149,100,953, 0.8% - 10.75%, 9/23/11 - 2/6/41)	142,000,907	142,000,000
Deutsche Bank Securities, Inc. at 0.1%, dated 7/13/11 due 9/7/11 (Collateralized by U.S. Government Obligations valued at $512,481,523, 4% - 7%, 11/1/17 - 8/20/41)	501,086,283	501,000,000
Goldman Sachs & Co. at:
0.07%, dated 8/30/11 due 9/6/11 (Collateralized by U.S. Government Obligations valued at $310,081,206, 3.5% - 5%, 7/15/40 - 1/20/41)	304,004,138	304,000,000
0.08%, dated 8/29/11 due 9/6/11 (Collateralized by U.S. Government Obligations valued at $607,924,053, 2.01% - 8%, 6/1/19 - 9/1/41)	596,010,596	596,000,000
TOTAL REPURCHASE AGREEMENTS		6,241,573,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,640,558,971)		16,640,558,971
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,877,205
NET ASSETS - 100%		$ 16,642,436,176
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Repurchase Agreement / Counterparty	Value
$2,000,000,000 due 9/01/11 at 0.05%
Barclays Capital, Inc.	$ 265,890,598
Commerz Markets LLC	83,090,812
Credit Suisse Securities (USA) LLC	498,544,873
HSBC Securities (USA), Inc.	415,454,060
Merrill Lynch, Pierce, Fenner & Smith, Inc.	249,272,436
Mizuho Securities USA, Inc.	373,908,654
Societe Generale	113,838,567
$ 2,000,000,000
$91,073,000 due 9/01/11 at 0.06%
Barclays Capital, Inc.	$ 63,751,100
Merrill Lynch, Pierce, Fenner & Smith, Inc.	7,083,456
UBS Securities LLC	20,238,444
$ 91,073,000
$2,607,500,000 due 9/01/11 at 0.07%
Barclays Capital, Inc.	$ 620,967,270
HSBC Securities (USA), Inc.	929,809,211
ING Financial Markets LLC	10,688,157
Mizuho Securities USA, Inc.	1,046,035,362
$ 2,607,500,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2011, the cost of investment securities for income tax purposes was $16,640,558,971.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

August 31, 2011

1.805752.107

TFC-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Alabama - 3.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 B, 0.09% 9/1/11, VRDN (a)	$ 9,500,000	$ 9,500,000
Series 1995 C, 0.18% 9/1/11, VRDN (a)	4,500,000	4,500,000
Series 1995 D, 0.16% 9/1/11, VRDN (a)	14,000,000	14,000,000
Series 1995 E, 0.15% 9/1/11, VRDN (a)	10,200,000	10,200,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.15% 9/1/11, VRDN (a)	11,200,000	11,200,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.14% 9/1/11, VRDN (a)	1,700,000	1,700,000
		51,100,000
Alaska - 1.9%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.2% 9/7/11, LOC Union Bank of California, VRDN (a)	1,400,000	1,400,000
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.) Series 1985, 0.05% 9/1/11 (Exxon Mobil Corp. Guaranteed), VRDN (a)	5,925,000	5,925,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.2% 9/7/11 (ConocoPhillips Guaranteed), VRDN (a)	24,900,000	24,900,000
		32,225,000
Arizona - 0.1%
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
California - 13.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2006 C2, 0.15% 9/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	1,000,000	1,000,000
California Gen. Oblig.:
Series 2003 B1, 0.16% 9/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	4,500,000	4,500,000
Series 2004 A1, 0.1% 9/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	63,825,000	63,825,000
Series 2004 A4, 0.08% 9/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	13,400,000	13,400,000
Series 2004 A5, 0.11% 9/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	15,180,000	15,180,000
Series 2004 A6, 0.16% 9/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
Series 2004 B1, 0.08% 9/1/11, LOC Citibank NA, VRDN (a)	$ 5,485,000	$ 5,485,000
Series 2004 B2, 0.1% 9/1/11, LOC Citibank NA, VRDN (a)	3,400,000	3,400,000
Series 2004 B3, 0.09% 9/1/11, LOC Citibank NA, VRDN (a)	7,750,000	7,750,000
Series 2004 B5, 0.18% 9/7/11, LOC Citibank NA, VRDN (a)	3,400,000	3,400,000
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 B, 0.09% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,400,000	1,400,000
(St. Joseph Health Sys. Proj.) Series 2011 B, 0.08% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,700,000	1,700,000
California Infrastructure & Econ. Dev. Bank Rev.:
(Los Angeles County Museum of Natural History Foundation Proj.):
Series 2008 A, 0.1% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	7,500,000	7,500,000
Series 2008 B, 0.1% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	7,400,000	7,400,000
(Pacific Gas & Elec. Co. Proj.) Series 2009 D, 0.06% 9/1/11, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	2,400,000	2,400,000
(Pacific Gas and Elec. Co. Proj.):
Series 2009 A, 0.08% 9/1/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)	3,600,000	3,600,000
Series 2009 B, 0.08% 9/1/11, LOC Mizuho Corporate Bank Ltd., VRDN (a)	16,395,000	16,395,000
Series 2009 C, 0.14% 9/1/11, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	7,000,000	7,000,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 0.08% 9/1/11, VRDN (a)	12,650,000	12,650,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.2% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,000,000	2,000,000
California Statewide Cmntys. Dev. Auth. Rev. (John Muir Med. Ctr. Proj.) Series 2008 C, 0.08% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.15% 9/7/11, LOC Citibank NA, VRDN (a)	7,750,000	7,750,000
Los Angeles Cmnty. College District Participating VRDN Series ROC II R 11727, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
California - continued
Los Angeles Gen. Oblig. Participating VRDN Series Putters 3931, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 4,000,000	$ 4,000,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.11% 9/1/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,900,000	2,900,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.):
Series 2008 B, 0.08% 9/1/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	2,700,000	2,700,000
Series 2008 D, 0.09% 9/1/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	16,700,000	16,700,000
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2010 B, 0.14% 9/7/11, LOC Citibank NA, VRDN (a)	2,300,000	2,300,000
		227,185,000
Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,100,000	2,100,000
Colorado Health Facilities Auth. Rev. (NCMC, Inc. Proj.) Series 2009 A, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	2,775,000	2,775,000
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.21% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,000,000	3,000,000
		7,875,000
Connecticut - 1.1%
Connecticut Gen. Oblig. Participating VRDN Series WF 11 89C, 0.24% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,900,000	1,900,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Edgehill Proj.) Series 2000 C, 0.16% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	5,500,000	5,500,000
(Greater Hartford YMCA Proj.) Series 2008 B, 0.16% 9/1/11, LOC Bank of America NA, VRDN (a)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BBT 08 32, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	$ 1,000,000	$ 1,000,000
Series ROC II R 10342, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
		18,200,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.11% 9/1/11, LOC PNC Bank NA, VRDN (a)	3,300,000	3,300,000
District Of Columbia - 1.8%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.38% 9/7/11, LOC Bank of America NA, VRDN (a)	5,315,000	5,315,000
(American Univ. Proj.) Series 2008, 0.13% 9/1/11, LOC Bank of America NA, VRDN (a)	19,200,000	19,200,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.13% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	4,650,000	4,650,000
(The Pew Charitable Trust Proj.) Series 2008 A, 0.18% 9/7/11, LOC PNC Bank NA, VRDN (a)	2,100,000	2,100,000
		31,265,000
Florida - 4.8%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series A, 0.12% 9/1/11, LOC Bank of Scotland PLC, VRDN (a)	3,100,000	3,100,000
Broward County Fin. Auth. Multi-family Hsg. Rev. (Jacaranda Village Apts. Proj.) Series 1997, 0.16% 9/7/11, LOC HSBC Bank USA, NA, VRDN (a)	1,565,000	1,565,000
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,725,000	2,725,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 11302, 0.2% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	7,530,000	7,530,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.22% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.21% 9/7/11, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.13% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.17% 9/1/11, LOC Bank of America NA, VRDN (a)	$ 9,000,000	$ 9,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	11,070,000	11,070,000
Series 2004, 0.17% 9/1/11, LOC Bank of America NA, VRDN (a)	8,900,000	8,900,000
Lee Memorial Health Sys. Hosp. Rev. Series 2009 B, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	3,900,000	3,900,000
North Broward Hosp. District Rev. Series 2005 A, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,725,000	1,725,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.17% 9/7/11, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.16% 9/7/11, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Palm Beach County Rev. (Hanley Ctr. Proj.) Series 2006, 0.38% 9/7/11, LOC Bank of America NA, VRDN (a)	1,935,000	1,935,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.1% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,250,000	7,250,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2009 A, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	3,100,000	3,100,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.17% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	6,100,000	6,100,000
		81,600,000
Georgia - 2.5%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	5,520,000	5,520,000
Series 2005 B, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	7,625,000	7,625,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.22% 9/7/11, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	1,400,000	1,400,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.21% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(b)	$ 3,040,000	$ 3,040,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.2% 9/7/11, LOC Branch Banking & Trust Co., VRDN (a)	5,690,000	5,690,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 A, 0.15% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	8,550,000	8,550,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.17% 9/7/11, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		42,390,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.19% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,400,000	1,400,000
Illinois - 3.5%
Chicago Board of Ed.:
Series 2009 B, 0.14% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,500,000	1,500,000
Series 2010 A, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	6,850,000	6,850,000
Series 2010 B, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	4,020,000	4,020,000
Chicago Wastewtr. Transmission Rev.:
Series 2008 C1, 0.13% 9/1/11, LOC BMO Harris Bank NA, VRDN (a)	5,000,000	5,000,000
Series 2008 C3, 0.13% 9/1/11, LOC Northern Trust Co., VRDN (a)	6,000,000	6,000,000
Chicago Wtr. Rev. Series 2004 A3, 0.18% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,360,000	6,360,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.2% 9/7/11, LOC BMO Harris Bank NA, VRDN (a)	2,400,000	2,400,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.18% 9/7/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000,000	1,000,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.16% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	7,400,000	7,400,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(OSF Healthcare Sys. Proj.):
Series 2009 C, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,750,000	$ 1,750,000
Series 2009 D, 0.14% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
(Provena Health Proj.) Series 2010 D, 0.16% 9/7/11, LOC Union Bank of California, VRDN (a)	1,950,000	1,950,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Series 2009 E1, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Participating VRDN Series Putters 3302, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	795,000	795,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.21% 9/7/11, LOC Freddie Mac, VRDN (a)	3,250,000	3,250,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	4,235,000	4,235,000
		60,610,000
Indiana - 0.6%
Indiana Fin. Auth. Hosp. Rev. (Floyd Memorial Hosp. and Health Svcs. Proj.) Series 2008, 0.12% 9/1/11, LOC Branch Banking & Trust Co., VRDN (a)	1,800,000	1,800,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 0.12% 9/1/11, LOC BMO Harris Bank NA, VRDN (a)	4,280,000	4,280,000
Indiana Health Facility Fing. Auth. Rev. (Fayette Memorial Hosp. Assoc. Proj.) Series A, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,815,000	2,815,000
Purdue Univ. Ctfs. of Prtn. Series 2011 A, 0.13% 9/7/11, VRDN (a)	1,095,000	1,095,000
		9,990,000
Iowa - 0.3%
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,280,000	2,280,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.12% 9/1/11, LOC Northern Trust Co., VRDN (a)	3,225,000	3,225,000
		5,505,000
Municipal Securities - continued
	Principal Amount	Value
Kansas - 0.7%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 11,705,000	$ 11,705,000
Kentucky - 0.8%
Boyle County Hosp. Rev. (Ephraim McDowell Health Proj.) Series 2006, 0.2% 9/7/11, LOC Branch Banking & Trust Co., VRDN (a)	8,000,000	8,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	3,100,000	3,100,000
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) Series 2003, 0.22% 9/7/11, LOC Freddie Mac, VRDN (a)	2,650,000	2,650,000
		13,750,000
Louisiana - 6.3%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.05% 9/1/11, VRDN (a)	6,500,000	6,500,000
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.22% 9/7/11, LOC Fannie Mae, VRDN (a)	5,000,000	5,000,000
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. Series 2010, 0.17% 9/7/11, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	21,000,000	21,000,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.13% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	18,950,000	18,950,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2007 A, 0.08% 9/1/11, VRDN (a)	10,000,000	10,000,000
Series 2009 A, 0.16% 9/7/11, VRDN (a)	7,800,000	7,800,000
Series A, 0.08% 9/1/11, VRDN (a)	17,430,000	17,430,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.12% 9/1/11, VRDN (a)	11,850,000	11,850,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010, 0.18% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
		108,530,000
Maryland - 1.5%
Maryland Econ. Dev. Auth. Rev. (United States Pharmacopeial Convention, Inc. Proj.):
Series 2008 A, 0.17% 9/1/11, LOC Bank of America NA, VRDN (a)	2,600,000	2,600,000
Series 2008 B, 0.17% 9/1/11, LOC Bank of America NA, VRDN (a)	5,740,000	5,740,000
Municipal Securities - continued
	Principal Amount	Value
Maryland - continued
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.12% 9/7/11, VRDN (a)	$ 1,200,000	$ 1,200,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Upper Chesapeake Hosp. Proj.) Series 2008 A, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	15,690,000	15,690,000
		25,230,000
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Putters 3867, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	8,380,000	8,380,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series BBT 2031, 0.21% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	1,100,000	1,100,000
		10,480,000
Michigan - 2.1%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.22% 9/7/11, LOC Comerica Bank, VRDN (a)	2,680,000	2,680,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.15% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Series 2009 B, 0.15% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	11,200,000	11,200,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	1,025,000	1,025,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2009 D, 0.17% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,900,000	2,900,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Ascension Health Cr. Group Proj.) Series 2007 V1, 0.08% 9/1/11, VRDN (a)	$ 5,700,000	$ 5,700,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.14% 9/1/11, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
		36,605,000
Minnesota - 0.1%
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,000,000	2,000,000
Mississippi - 4.2%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.07% 9/1/11, VRDN (a)	6,415,000	6,415,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.06% 9/1/11, VRDN (a)	5,200,000	5,200,000
Mississippi Bus. Fin. Corp.:
(Chevron USA, Inc. Proj.) Series 2007 C:
0.06% 9/1/11 (Chevron Corp. Guaranteed), VRDN (a)	45,000,000	45,000,000
0.07% 9/1/11 (Chevron Corp. Guaranteed), VRDN (a)	12,360,000	12,360,000
(Chevron USA, Inc. Proj.) Series 2007 A, 0.06% 9/1/11 (Chevron Corp. Guaranteed), VRDN (a)	3,800,000	3,800,000
		72,775,000
Missouri - 4.2%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.06% 9/1/11, VRDN (a)	16,445,000	16,445,000
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.12% 9/1/11, VRDN (a)	9,650,000	9,650,000
0.12% 9/1/11, VRDN (a)	3,000,000	3,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,500,000	2,500,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,600,000	5,600,000
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.13% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
Series 2008 A2, 0.09% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	5,140,000	5,140,000
Participating VRDN Series BBT 08 39, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	2,025,000	2,025,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group, Inc. Proj.) Series 2009, 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 12,600,000	$ 12,600,000
(SSM Health Care Proj.) Series 2010 E, 0.1% 9/1/11, LOC PNC Bank NA, VRDN (a)	9,660,000	9,660,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.18% 9/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,125,000	1,125,000
		72,845,000
Montana - 0.6%
Helena Higher Ed. Rev. (Carroll College Campus Hsg. Proj.) 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,205,000	10,205,000
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,400,000	3,400,000
Nevada - 0.8%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	4,500,000	4,500,000
Las Vegas Gen. Oblig. Series 2006 C, 0.13% 9/1/11, LOC Lloyds TSB Bank PLC, VRDN (a)	9,100,000	9,100,000
		13,600,000
New Mexico - 0.4%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.21% 9/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,400,000	7,400,000
New York - 5.7%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.1% 9/1/11, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000,000	2,000,000
New York City Gen. Oblig.:
Series 1994 A10, 0.1% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	3,480,000	3,480,000
Series 1994 A7, 0.1% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	8,400,000	8,400,000
Series 2004 H1, 0.1% 9/1/11, LOC Bank of New York, New York, VRDN (a)	7,375,000	7,375,000
Series 2004 H3, 0.14% 9/7/11, LOC Bank of New York, New York, VRDN (a)	6,290,000	6,290,000
Series 2008 J10, 0.2% 9/7/11 (Liquidity Facility Bank of Tokyo-Mitsubishi), VRDN (a)	2,400,000	2,400,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (245 East 124th Street Proj.) Series 2008 A, 0.13% 9/7/11, LOC Freddie Mac, VRDN (a)	$ 1,000,000	$ 1,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 0.1% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	2,120,000	2,120,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3484, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,720,000	2,720,000
Series 2006 AA1, 0.11% 9/1/11 (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	11,500,000	11,500,000
Series 2011 DD-1, 0.08% 9/1/11 (Liquidity Facility TD Banknorth, NA), VRDN (a)	7,400,000	7,400,000
Series FF:
0.12% 9/1/11 (Liquidity Facility Bank of America NA), VRDN (a)	4,825,000	4,825,000
0.21% 9/1/11 (Liquidity Facility KBC Bank NV), VRDN (a)	20,000,000	20,000,000
New York City Transitional Fin. Auth. Rev. Series C, 0.1% 9/1/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	11,000,000	11,000,000
New York Dorm. Auth. Revs.:
(Rockefeller Univ. Proj.) Series 2009 B, 0.17% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	2,000,000	2,000,000
(Univ. of Rochester Proj.) Series 2003 A, 0.1% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	2,035,000	2,035,000
New York Hsg. Fin. Agcy. Rev. (West 37th St. Hsg. Proj.) Series 2009 B, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	2,900,000	2,900,000
		97,445,000
North Carolina - 3.7%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, 0.16% 9/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	1,120,000	1,120,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 H, 0.06% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	3,790,000	3,790,000
Series B, 0.06% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,065,000	4,065,000
0.06% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	22,435,000	22,435,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.17% 9/7/11, LOC Branch Banking & Trust Co., VRDN (a)	$ 2,875,000	$ 2,875,000
(Univ. Health Systems of Eastern Carolina) Series 2008 B1, 0.16% 9/7/11, LOC Branch Banking & Trust Co., VRDN (a)	1,265,000	1,265,000
(Wake Forest Univ. Proj.) Series 2008 D, 0.14% 9/1/11, LOC Bank of America NA, VRDN (a)	6,500,000	6,500,000
(WakeMed Proj.):
Series 2009 B, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	9,400,000	9,400,000
Series 2009 C, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,090,000	1,090,000
Participating VRDN Series BC 10 31W, 0.22% 9/7/11 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.19% 9/7/11, LOC Branch Banking & Trust Co., VRDN (a)	1,800,000	1,800,000
Wake County Gen. Oblig. Series 2003 B, 0.16% 9/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	7,700,000	7,700,000
		63,915,000
Ohio - 5.1%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 B, 0.13% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
Series 2010 C, 0.06% 9/1/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	26,775,000	26,775,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.18% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	15,475,000	15,475,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.11% 9/1/11, VRDN (a)	5,700,000	5,700,000
Series 2008 B1, 0.13% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,800,000	6,800,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3551, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,335,000	6,335,000
Series Putters 3558, 0.21% 9/7/11 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,800,000	12,800,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 9,250,000	$ 9,250,000
(FirstEnergy Corp. Proj.) Series 2006 A, 0.06% 9/1/11, LOC UBS AG, VRDN (a)	1,800,000	1,800,000
		86,835,000
Oregon - 2.1%
Medford Hosp. Facilities Auth. Rev. (Rogue Valley Manor Proj.) Series 2009, 0.09% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	5,500,000	5,500,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.15% 9/1/11, LOC Bank of Scotland PLC, VRDN (a)	30,300,000	30,300,000
		35,800,000
Pennsylvania - 6.2%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (a)	6,000,000	6,000,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2001 A, 0.11% 9/1/11, LOC PNC Bank NA, VRDN (a)	5,810,000	5,810,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (a)	2,380,000	2,380,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (a)	3,710,000	3,710,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Series 2005 A, 0.18% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,300,000	3,300,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.1% 9/1/11 (United Parcel Svc., Inc. Guaranteed), VRDN (a)	5,700,000	5,700,000
Haverford Township School District Series 2009, 0.21% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	6,960,000	6,960,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.16% 9/1/11, LOC Bank of America NA, VRDN (a)	13,425,000	13,425,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (a)	845,000	845,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.19% 9/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	$ 4,000,000	$ 4,000,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.11% 9/1/11, LOC PNC Bank NA, VRDN (a)	1,500,000	1,500,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series C, 0.17% 9/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (a)	16,000,000	16,000,000
Philadelphia Gen. Oblig. Series 2009 B, 0.17% 9/7/11, LOC Royal Bank of Canada, VRDN (a)	1,300,000	1,300,000
Philadelphia School District Series 2009 C, 0.19% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	13,700,000	13,700,000
Somerset County Gen. Oblig. Series 2009 C, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (a)	3,235,000	3,235,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.11% 9/1/11, LOC PNC Bank NA, VRDN (a)	11,800,000	11,800,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.21% 9/7/11, LOC PNC Bank NA, VRDN (a)	2,000,000	2,000,000
		105,965,000
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 0.15% 9/7/11, LOC TD Banknorth, NA, VRDN (a)	2,000,000	2,000,000
South Carolina - 0.1%
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,085,000	1,085,000
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.3% 9/7/11, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		2,085,000
Tennessee - 7.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	6,025,000	6,025,000
Series 2004, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	15,500,000	15,500,000
Series 2005, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	8,200,000	8,200,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2008, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	$ 12,700,000	$ 12,700,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.18% 9/7/11, LOC Branch Banking & Trust Co., VRDN (a)	2,000,000	2,000,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.22% 9/7/11, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.3% 9/7/11, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	19,320,000	19,320,000
Series 2004, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	24,875,000	24,875,000
Series 2006, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	27,680,000	27,680,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.22% 9/7/11 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		125,500,000
Texas - 6.1%
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 0.21% 9/7/11 (Liquidity Facility Wells Fargo & Co.) (a)(b)	4,980,000	4,980,000
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.15% 9/7/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	5,000,000	5,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	24,175,000	24,175,000
Series 2008 C, 0.18% 9/1/11, LOC Bank of America NA, VRDN (a)	9,000,000	9,000,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.2% 9/7/11, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Houston Gen. Oblig. Series A, 0.23% 9/2/11, LOC Union Bank of California, CP	$ 1,300,000	$ 1,300,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2008 A, 0.06% 9/1/11, VRDN (a)	3,000,000	3,000,000
North Texas Tollway Auth. Rev. Series 2011 A, 0.16% 9/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	2,000,000	2,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.15% 9/1/11, VRDN (a)	12,700,000	12,700,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2005, 0.08% 9/1/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	7,165,000	7,165,000
0.08% 9/1/11, VRDN (a)	12,925,000	12,925,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 E, 0.15% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	6,800,000	6,800,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11804, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	3,970,000	3,970,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.18% 9/7/11, LOC Bank of Scotland PLC, VRDN (a)	1,625,000	1,625,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	5,100,000	5,100,000
		103,940,000
Utah - 0.8%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1991, 0.3% 9/7/11, LOC BNP Paribas SA, VRDN (a)	7,900,000	7,900,000
Series 1994, 0.18% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,110,000	1,110,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.) Series 2005 B, 0.13% 9/1/11 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,900,000	3,900,000
		12,910,000
Virginia - 1.6%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.12% 9/1/11, LOC Wells Fargo Bank NA, VRDN (a)	7,520,000	7,520,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.14% 9/1/11, LOC Bank of America NA, VRDN (a)	$ 5,000,000	$ 5,000,000
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series A1, 0.14% 9/7/11 (Liquidity Facility TD Banknorth, NA), VRDN (a)	2,020,000	2,020,000
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.14% 9/7/11, VRDN (a)	1,000,000	1,000,000
Loudoun County Indl. Dev. Auth.:
(Howard Hughes Med. Institute Proj.) Series 2003 E, 0.13% 9/7/11, VRDN (a)	2,400,000	2,400,000
(Loudoun Country Day School, Inc. Proj.) Series 2008, 0.17% 9/7/11, LOC PNC Bank NA, VRDN (a)	1,010,000	1,010,000
Virginia College Bldg. Auth. Edl. Facilities Rev. (Shenandoah Univ. Proj.) Series 2006, 0.13% 9/1/11, LOC Branch Banking & Trust Co., VRDN (a)	4,000,000	4,000,000
Virginia Commonwealth Univ. Health Sys. Auth.:
Series 2008 A, 0.1% 9/1/11, LOC Branch Banking & Trust Co., VRDN (a)	1,000,000	1,000,000
Series 2008 B, 0.12% 9/1/11, LOC Branch Banking & Trust Co., VRDN (a)	2,840,000	2,840,000
		26,790,000
Washington - 2.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series BBT 08 34, 0.2% 9/7/11 (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	6,160,000	6,160,000
Everett Gen. Oblig. Series 2001, 0.3% 9/7/11, LOC Bank of America NA, VRDN (a)	2,235,000	2,235,000
King County Gen. Oblig. Participating VRDN:
Series Putters 3924, 0.14% 9/1/11 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,500,000	2,500,000
Series ROC II R 11731, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series WF 11-18C, 0.2% 9/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	4,865,000	4,865,000
Washington Gen. Oblig. Participating VRDN:
Series ROC II R 11891, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Series ROC II R 11924, 0.21% 9/7/11 (Liquidity Facility Citibank NA) (a)(b)	2,575,000	2,575,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2009 B, 0.17% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	$ 1,650,000	$ 1,650,000
(Southwest Washington Med. Ctr.) Series 2008 A, 0.2% 9/7/11, LOC Union Bank of California, VRDN (a)	1,600,000	1,600,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 0.2% 9/7/11, LOC Fannie Mae, VRDN (a)	1,200,000	1,200,000
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.19% 9/7/11, LOC Wells Fargo Bank NA, VRDN (a)	1,700,000	1,700,000
		39,300,000
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.18% 9/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,000,000	3,000,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 B, 0.14% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	4,095,000	4,095,000
Series 2009 A, 0.21% 9/7/11, LOC Branch Banking & Trust Co., VRDN (a)	7,200,000	7,200,000
		14,295,000
Wisconsin - 0.9%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.1% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	8,500,000	8,500,000
(Lutheran College Proj.) 0.12% 9/1/11, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,570,000	4,570,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.15% 9/1/11, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 B, 0.21% 9/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,670,000	1,670,000
		16,040,000
Municipal Securities - continued
	Principal Amount	Value
Wyoming - 0.9%
Lincoln County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1984 D, 0.05% 9/1/11, VRDN (a)	$ 15,100,000	$ 15,100,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,710,690,000)		1,710,690,000
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,620,453
NET ASSETS - 100%		$ 1,714,310,453
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2011, the cost of investment securities for income tax purposes was $1,710,690,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011